Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Long-Term Debt [Text Block]

11. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2023	December 31, 2024
A.		Term Loans:
	1	Singleton Shipping Co. and Tatum Shipping Co.	$-	$-
	2	Bastian Shipping Co. and Cadence Shipping Co.	-	-
	3	Adele Shipping Co.	-	-
	4	Costamare Inc.	-	-
	5	Capetanissa Maritime Corporation et al.	-	-
	6	Caravokyra Maritime Corporation et al.	-	-
	7	Berg Shipping Co.	-	-
	8	Evantone Shipping Co. and Fortrose Shipping Co.	-	-
	9	Ainsley Maritime Co. and Ambrose Maritime Co.	120,536	109,821
	10	Hyde Maritime Co. and Skerrett Maritime Co.	115,904	104,596
	11	Kemp Maritime Co.	58,525	52,825
	12	Achilleas Maritime Corporation et al.	48,569	33,492
	13	Novara et al.	-	-
	14	Costamare Inc.	29,735	-
	15	Costamare Inc.	-	-
	16	Amoroto et al.	50,661	-
	17	Bernis Marine Corp. et al.	41,695	-
	18	Costamare Inc.	-	-
	19	Costamare Inc.	38,500	27,750
	20	Amoroto et al.	24,240	-
	21	Benedict et al.	376,857	294,762
	22	Reddick Shipping Co. and Verandi Shipping Co.	33,000	21,000
	23	Quentin Shipping Co. and Sander Shipping Co.	74,625	64,250
	24	Greneta Marine Corp. et al.	26,045	-
	25	Bastian Shipping Co. et al.	260,630	199,390
	26	Adstone Marine Corp. et al.	101,065	-
	27	NML Loan 1	5,995	-
	28	Kalamata Shipping Corporation et al.	64,000	54,000
	29	Capetanissa Maritime Corporation et al.	22,417	18,917
	30	Costamare Inc.	63,312	-
	31	NML Loan 2	34,920	23,250
	32	NML Loan 3	18,460	8,190
	33	Barlestone Marine Corp. et al.	12,000	-
	34	NML Loan 4	-	11,628
	35	NML Loan 5	-	4,942
	36	NML Loan 6	-	5,510
	37	NML Loan 7	-	9,581
	38	NML Loan 8	-	11,196
	39	NML Loan 9	-	10,900
	40	NML Loan 10	-	21,392
	41	Bermondi Marine Corp. et al.	-	-
	42	NML Loan 11	-	16,485
	43	Adstone Marine Corp. et al.	-	147,709
	44	Silkstone Marine Corp. et al.	-	34,611
	45	Andati Marine Corp. et al.	-	84,931
	46	Archet Marine Corp. et al.	-	72,000
	47	NML Loan 12		5,910
	48	NML Loan 13	-	5,302
	49	NML Loan 14	-	4,385
	50	NML Loan 15	-	5,130
		Total Term Loans	$1,621,691	$1,463,855
B.		Other financing arrangements	632,892	584,632
C.		Unsecured Bond Loan	110,500	-
		Total long-term debt	$2,365,083	$2,048,487
		Less: Deferred financing costs	(18,863)	(14,418)
		Total long-term debt, net	$2,346,220	$2,034,069
		Less: Long-term debt current portion	(352,140)	(322,260)
		Add: Deferred financing costs, current portion	5,113	4,395
		Total long-term debt, non-current, net	$1,999,193	$1,716,204

A. Term Loans:

1. On July 17, 2018, Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to $48,000, for the purpose of financing general corporate purposes relating to the vessels Megalopolis and Marathopolis. The facility has been drawn down in two tranches on July 20, 2018 and August 2, 2018. On January 9, 2023, following the execution of the loan agreement discussed in Note 11.A.25, the then outstanding balance of $34,400 was fully repaid.

2. On June 18, 2019, Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to $136,000, for the purpose of financing the acquisition costs of MSC Ajaccio and MSC Amalfi and general corporate purposes relating to the two vessels. The facility was drawn down in two tranches on June 24, 2019. On January 4, 2023, following the execution of the loan agreement discussed in Note 11.A.25, the then outstanding balance of $82,800 was fully repaid.

3. On June 24, 2019, Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to $68,000, for the purpose of financing the acquisition cost of MSC Azov and general corporate purposes relating to the vessel. The facility was drawn down on July 12, 2019. On January 9, 2023, following the execution of the loan agreement discussed in Note 11.A.25, the then outstanding balance of $48,500 was fully repaid.

4. On June 28, 2019, the Company entered into a loan agreement with a bank for an amount of up to $150,000, in order to partially refinance two term loans. Vessels Value, Valence and Vantage were provided as security. The facility was drawn down in three tranches on July 15, 2019. On January 11, 2023, following the execution of the loan agreement discussed in Note 11.A.25, the then outstanding balance of $112,430 was fully repaid.

5. On April 24, 2020, Capetanissa Maritime Corporation, Christos Maritime Corporation, Costis Maritime Corporation, Joyner Carriers S.A. and Rena Maritime Corporation, entered into a loan agreement with a bank for an amount of up to $70,000, in order to refinance two term loans. The facility was drawn down on May 6, 2020. On March 8, 2022, the Company prepaid $3,062, due to the sale of vessel Messini, on the then outstanding balance. On June 28, 2022, following the agreement of the loan discussed in Note 11.A.21, the Company prepaid the amount of $13,964 of the loan. On October 13, 2022, the Company prepaid $8,264, due to the sale of vessel York. On December 7, 2022, the Company prepaid $8,503, due to the sale of vessel Sealand Washington (Note 7). On May 30, 2023, following the execution of the loan agreement discussed in Note 11.A.29, the then outstanding balance of $14,186 was fully repaid.

6. On May 29, 2020, Caravokyra Maritime Corporation, Costachille Maritime Corporation, Kalamata Shipping Corporation, Marina Maritime Corporation, Navarino Maritime Corporation and Merten Shipping Co., entered into a loan agreement with a bank for an amount of up to $70,000, in order to partly refinance one term loan. The facility was drawn down on June 4, 2020. On June 21, 2022, following the execution of the agreement of the loan discussed in Note 11.A.21, the Company prepaid the amount of $35,885 of the loan. On December 5, 2022, the Company prepaid $6,927.6, due to the sale of vessel Maersk Kalamata (Note 7). On April 24, 2023, following the execution of the loan agreement discussed in Note 11.A.28, the then outstanding balance of $6,663 was fully repaid.

7. On January 27, 2021, Berg Shipping Co. entered into a loan agreement with a bank for an amount of $12,500, in order to finance the acquisition cost of the vessel Neokastro. The facility was drawn down on January 29, 2021. On May 30, 2023, following the execution of the loan agreement discussed in Note 11.A.29, the then outstanding balance of $9,980 was fully repaid.

8. On March 18, 2021, Evantone Shipping Co. and Fortrose Shipping Co. entered into a loan agreement with a bank for an amount of $23,000 for the purpose of financing general corporate purposes. The facility was drawn down on March 23, 2021. On January 4, 2023, following the execution of the loan agreement discussed in Note 11.A.25, the then outstanding balance of $17,750 was fully repaid.

9. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 24, 2021. As of December 31, 2024, the outstanding balance of each tranche of $54,910.7 is repayable in 25 equal quarterly installments of $1,339.3, from March 2025 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

10. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 26, 2021. On December 20, 2022, the loan agreement was amended, resulting in the extension of the repayment period until March 2029. As of December 31, 2024, the outstanding balance of each tranche of $52,298 is repayable in 17 equal quarterly installments of $1,413.5, from March 2025 to March 2029 and a balloon payment of $28,269.2 payable together with the last installment of each tranche.

11. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000, in order to refinance one term loan and for general corporate purposes. The facility was drawn down on March 30, 2021. As of December 31, 2024, the outstanding balance of the loan of $52,825 is repayable in 17 equal quarterly installments of $1,425, from March 2025 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

12. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105, in order to partly refinance one term loan and to finance the acquisition cost of the vessels Porto Cheli, Porto Kagio and Porto Germeno. The facility was drawn down in four tranches. On June 4, 2021, the Refinancing tranche of $50,105 and Tranche C of $38,000 were drawn down, on June 7, 2021, Tranche A of $35,000 was drawn down and on June 24, 2021, Tranche B of $35,000 was drawn down. On August 12, 2021, the Company prepaid $7,395.1 due to the sale of Venetiko, on the then outstanding balance. On October 12, 2021 and October 25, 2021, the Company prepaid $6,531 and $6,136, respectively due to the sale of ZIM Shanghai and ZIM New York, on the then outstanding balance. On February 1, 2022, the then outstanding balance of Tranche C of $34,730 was fully repaid (Note 11.A.19). On October 7, 2022, the Company prepaid $6,492, due to the sale of Sealand Illinois, on the then outstanding balance. On May 8, 2023, the loan agreement was amended, resulting in the extension of the repayment period until September 2026 for the Refinancing tranche and until December 2026 for Tranches A and B. On October 13, 2023, the Company prepaid $2,668.2 on the then outstanding balance due to the sale of vessel Oakland. On August 12, 2024, the loan agreement was amended, resulting in the extension of the repayment period until December 2026 for the Refinancing tranche and until March, 2027 for Tranches A and B. As of December 31, 2024, the outstanding balance of the Refinancing tranche of $5,492 is repayable in eight variable quarterly installments, from March 2025 to December 2026. As of December 31, 2024, the outstanding balance of each of Tranche A and Tranche B of $14,000 is repayable in nine variable quarterly installments, from March 2025 to March 2027.

13. On June 7, 2021, Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. entered into a loan agreement with a bank for an amount of up to $79,000, in order to finance the acquisition cost of the vessels Androusa, Norfolk, Gialova and Dyros. The first two tranches of the facility of $22,500 each, were drawn on June 10, 2021, the third tranche of $22,500 was drawn on August 25, 2021, while the fourth tranche of $11,500 was drawn on January 18, 2022. On April 24, 2023, following the execution of the loan agreement discussed in Note 11.A.28, the then outstanding balance of $61,895 was fully repaid.

14. On July 8, 2021, the Company entered into a loan agreement with a bank for an amount of up to $62,500, in order to finance the acquisition cost of the vessels Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena. An aggregate amount of $49,236.3, was drawn during July 2021, an amount of $7,300 was drawn in August 2021 and an amount of $5,963.8 was drawn in October 2021, to finance the acquisition of the eight vessels. On May 25, 2023, the Company prepaid $5,475, due to the sale of vessel Comity (Note 7). On November 16, 2023, the Company prepaid $1,775, due to the sale of vessel Peace (Note 7). On November 30, 2023, the Company prepaid $1,775, due to the sale of vessel Pride (Note 7). On February 27, 2024, the Company prepaid $5,844, due to the sale of vessel Pegasus (Note 7). On December 13, 2024, following the execution of the loan agreement discussed in Note 11.A.45, the then outstanding balance of $19,608 was fully repaid.

15. On July 16, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $120,000, in order to finance the acquisition cost of the vessels Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Curacao, Equity and Rose. Three tranches of the facility with an aggregate amount of $34,200 were drawn during July 2021, to finance the acquisition of the first three vessels, three tranches of the facility with an aggregate amount of $28,050 were drawn during August 2021, to finance the acquisition of the subsequent three vessels, three tranches of the facility with an aggregate amount of $27,600 were drawn during September 2021, to finance the acquisition of the subsequent three vessels and three last tranches of the facility with an aggregate amount of $30,150 were drawn during October and November 2021, to finance the acquisition of the last three vessels. On December 21, 2021, the Company prepaid the amount of $38,844 regarding the tranches of vessels Clara, Rose, Thunder and Equity. On January 7, 2022, the Company prepaid the amount of $51,885 regarding the tranches of vessels Bernis, Verity, Dawn, Discovery and Parity (Note 11.A.17). On March 16, 2023, the Company prepaid the amount of $6,985 due to the sale of vessel Taibo (Note 7). On June 20, 2023, following the execution of the loan agreement discussed in Note 11.A.30, the then outstanding balance of $16,310 was fully repaid.

16. On July 27, 2021, Amoroto Marine Corp., Bermeo Marine Corp., Bermondi Marine Corp., Briande Marine Corp., Camarat Marine Corp., Camino Marine Corp., Canadel Marine Corp., Cogolin Marine Corp., Fruiz Marine Corp., Gajano Marine Corp., Gatika Marine Corp., Guernica Marine Corp., Laredo Marine Corp., Onton Marine Corp. and Solidate Marine Corp. amongst others, entered into a hunting license facility agreement with a bank for an amount of up to $125,000, in order to finance the acquisition cost of the vessels Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus, Titan I, Bermondi, Orion, Merchia and Damon, as well as the acquisition of additional vessels. Two tranches of the facility with an aggregate amount of $18,000 were drawn during August 2021 to finance the acquisition of the first two vessels, four tranches of the facility with an aggregate amount of $32,430 were drawn during September 2021 to finance the acquisition of the subsequent four vessels, one tranche of the facility with an aggregate amount of $7,347 was drawn during October 2021 to finance the acquisition of the vessel Cetus, three tranches of the facility with an aggregate amount of $33,645 were drawn during November 2021 to finance the acquisition of the subsequent three vessels, one tranche of the facility with an amount of $14,100 was drawn in December 2021 to finance the acquisition of the subsequent vessel and one tranche of the facility with an amount of $13,374 was drawn in January 2022 to the finance the acquisition of the last vessel. On April 29, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. prepaid the aggregate amount $38,020 (Note 11.A.20). On March 23, 2023, the Company prepaid the amount of $5,226 due to the sale of vessel Miner (Note 7). On March 31, 2023, the loan agreement was amended, resulting in the extension of the repayment period until July 2027. On December 5, 2023, the Company prepaid $5,510, due to the sale of vessel Cetus (Note 7). On January 10, 2024 and on February 1, 2024, the Company prepaid the aggregate amount of $11,197 due to the sale of vessels Progress and Konstantinos (Note 7). On August 12, 2024, the loan agreement was amended, resulting in the extension of the repayment period until January 2028. On December 13, 2024, following the execution of the loan agreement discussed in Note 11.A.45, the then outstanding balance of $35,596 was fully repaid.

17. On December 24, 2021, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. entered into a loan agreement with a bank for an amount of up to $55,000, in order to refinance the term loan of the vessels Bernis, Verity, Dawn, Discovery and Parity discussed in Note 11.A.15. On January 5, 2022, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. drew down the aggregate amount of $52,525, in order to refinance in part the term loan discussed in Note 11.A.15. On October 31, 2024 the Company prepaid the amount of $5,780 due to the sale of vessel Discovery (Note 7). On December 13, 2024, following the execution of the loan agreement discussed in Note 11.A.45, the then outstanding balance of $29,727 was fully repaid.

18. On December 28, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $100,000 in order to finance the acquisition cost of the secondhand dry bulk vessels Pythias, Hydrus, Phoenix, Oracle and Libra. During January 2022, the Company drew down the aggregate amount of $56,700. On June 20, 2023, following the execution of the loan agreement discussed in Note 11.A.30, the then outstanding balance of $49,469 was fully repaid.

19. On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000 in order to refinance one term loan and Tranche C of the term loan discussed in Note 11.A.12 and for general corporate purposes. On January 31, 2022, the Company drew down the amount of $85,000. As of December 31, 2024, the outstanding balance of $27,750 is repayable in five equal quarterly installments of $1,750, from January 2025 to January 2026 and a balloon payment of $19,000 payable together with the last installment.

20. On April 21, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. entered into a loan agreement with a bank for an amount of up to $40,500 in order to refinance the term loan of the vessels Merida, Bermondi, Titan I and Uruguay discussed in Note 11.A.16 and for general corporate purposes. On April 28, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. drew down the amount of $40,500. On February 28, 2024, the Company prepaid the amount of $6,125 due to the sale of vessel Merida (Note 7). On May 21, 2024, following the execution of the loan agreement discussed in Note. 11.A.41, the then outstanding balance of $15,780 was fully repaid.

21. On May 12, 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. signed a syndicated loan agreement for an amount of up to $500,000 in order to partly refinance, among others, the term loans discussed in Notes 11.A.5 and 11.A.6, to finance the acquisition cost of one vessel under a financing agreement discussed in Note 11.B.2, to finance the acquisition cost of four container vessels under finance lease agreements and for general corporate purposes. During June 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. drew down the aggregate amount of $500,000. As of December 31, 2024, the aggregate outstanding balance of $294,762 is repayable in 10 equal quarterly installments of $20,523.8, from March 2025 to June 2027 with an aggregate balloon payment of $89,523.8 that is payable together with the respective last installments.

22. On September 29, 2022, Reddick Shipping Co. and Verandi Shipping Co. signed a loan agreement with a bank for an amount of $46,000 in order to refinance one term loan. On September 30, 2022, Reddick Shipping Co. and Verandi Shipping Co. drew down the amount of $46,000. On April 30, 2024, the loan agreement was amended, resulting in the extension of the repayment period until March 2027. As of December 31, 2024, the outstanding balance of $21,000 is repayable in nine variable quarterly installments, from March 2025 to March 2027.

23. On November 11, 2022, Quentin Shipping Co. and Sander Shipping Co. signed a loan agreement with a bank for an amount of $85,000 in order to refinance one term loan. On November 14, 2022, Quentin Shipping Co. and Sander Shipping Co. drew down in two tranches the aggregate amount of $85,000. As of December 31, 2024, the outstanding balance of each tranche of $32,125 is repayable in 24 equal quarterly installments of $1,296.9, from February 2025 to November 2030 and a balloon payment of $1,000 payable together with the last installment.

24. On November 17, 2022, Greneta Marine Corp., Merle Marine Corp. and Gassin Marine Corp., amongst others, signed a loan agreement with a bank for an amount of $30,000 in order to partly refinance two term loans. On November 22, 2022, Greneta Marine Corp., Merle Marine Corp. and Gassin Marine Corp. drew down the amount of $30,000. On December 3, 2024, following the execution of the loan agreement discussed in Note 11.A.43, the then outstanding balance of $22,091 was fully repaid.

25. On December 14, 2022, Bastian Shipping Co., Cadence Shipping Co., Adele Shipping Co., Raymond Shipping Co., Terance Shipping Co., Undine Shipping Co., Tatum Shipping Co., Singleton Shipping Co., Evantone Shipping Co. and Fortrose Shipping Co. signed a loan agreement with a bank for an amount of $322,830 in order to refinance the term loans discussed in Notes 11.A.1, 11.A.2, 11.A.3, 11.A.4 and 11.A.8 and for general corporate purposes. During January 2023, the aggregate amount of 322,830 was drawn. As of December 31, 2024, the aggregate outstanding balance of $199,390 is repayable in variable quarterly installments, from March 2025 to December 2029 with an aggregate balloon payment of $16,800 that is payable together with the respective last installment.

26. On December 15, 2022, Adstone Marine Corp., Auber Marine Corp., Barlestone Marine Corp., Bilstone Marine Corp., Blondel Marine Corp., Cromford Marine Corp., Dramont Marine Corp., Featherstone Marine Corp., Lenval Marine Corp., Maraldi Marine Corp., Rivoli Marine Corp., Terron Marine Corp. and Valrose Marine Corp. signed a secured floating interest rate loan agreement with a bank for an amount of $120,000 in order to partly refinance three term loans. On December 20, 2022, the amount of $82,885 was drawn down. On September 7, 2023, pursuant to a supplemental agreement signed during the third quarter of 2023, Oldstone Marine Corp. and Kinsley Marine Corp. drew down in two tranches the aggregate amount of $27,450. On January 10, 2024 and on February 27, 2024, the Company prepaid the aggregate amount of $9,915.5 due to the sale of vessels Manzanillo and Alliance (Note 7). On April 19, 2024, the Company prepaid the amount of $4,581.1 due to the sale of vessel Adventure (Note 7). On December 3, 2024, following the execution of the loan agreement discussed in Note 11.A.43, the then outstanding balance of $78,592 was fully repaid.

27. At the time that the Company obtained control in NML (Note 1) during the year ended December 31, 2023, a NML subsidiary had entered into a loan agreement to finance one sale and leaseback arrangement. On September 12, 2024, the then outstanding balance of $3,962 was fully repaid.

28. On April 19, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. signed a loan agreement with a bank for an amount of $72,000 in order to refinance the term loans discussed in Notes 11.A.6 and 11.A.13. On April 24, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. drew down the amount of $69,000. As of December 31, 2024, the outstanding balance of $54,000 is repayable in 18 equal quarterly installments of $2,500, from January 2025 to April 2029 and a balloon payment of $9,000 payable together with the last installment.

29. On May 26, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. signed a loan agreement with a bank for an amount of $25,548 in order to refinance the term loans discussed in Notes 11.A.5 and 11.A.7. On May 30, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. drew down the amount of $24,167 in two tranches. As of December 31, 2024, the outstanding balance of Tranche A of $11,107.8 is repayable in 14 equal quarterly installments of $513.2, from February 2025 to May 2028 and a balloon payment of $3,923 payable together with the last installment. As of December 31, 2024, the outstanding balance of Tranche B of $7,809.2 is repayable in 14 equal quarterly installments of $361.8, from February 2025 to May 2028 and a balloon payment of $2,744 payable together with the last installment.

30. On June 19, 2023, the Company entered into a loan agreement with a bank for an amount of up to $150,000 in order to refinance the term loans discussed in Notes 11.A.15 and 11.A.18, as well as the acquisition of additional vessels. On June 20, 2023, the amount of $65,779 was drawn down. On July 15, 2024, the Company prepaid the amount of $8,255.4 due to the sale of vessel Oracle (Note 7). On December 20, 2024, following the execution of the loan agreement discussed in Note 11.A.46, the then outstanding balance of $51,523 was fully repaid.

31. During the year ended December 31, 2023, four NML subsidiaries entered into a loan agreement to finance four sale and leaseback arrangements that they have entered into. On July 10, 2024, one of the four NML subsidiaries prepaid the then outstanding balance of $8,010. As of December 31, 2024, the outstanding balance of $23,250 is repayable in 15 equal quarterly installments of $750, from January 2025 to July 2028 with an aggregate balloon payment of $12,000 that is payable together with the respective last installment.

32. During the year ended December 31, 2023, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On July 19, 2024, one of the two NML subsidiaries prepaid the then outstanding balance of $8,710. As of December 31, 2024, the aggregate outstanding balance of $8,190 is repayable in 14 equal quarterly installments of $260, from January 2025 to April 2028 with a balloon payment of $4,550 that is payable together with the last installment.

33. On December 1, 2023, Barlestone Marine Corp., Bilstone Marine Corp., Cromford Marine Corp., Featherstone Marine Corp., Hanslope Marine Corp. and Shaekerstone Marine Corp. entered into a loan agreement with a bank for an amount of up to $60,000 in order to finance the acquisition cost of the vessel Arya as well as the acquisition of additional vessels. On December 7, 2023, the amount of $12,000 was drawn. On February 16, 2024, the amount of $16,380 was drawn in order to finance the acquisition of the vessel Miracle (Note 7). On July 18, 2024, the amount of $21,600 was drawn in order to finance the acquisition of the vessel Frontier (Note 7). On December 3, 2024, following the execution of the loan agreement discussed in Note 11.A.43, the then outstanding balance of $47,026 was fully repaid.

34. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of December 31, 2024, the aggregate outstanding balance of $11,627.5 is repayable in equal quarterly installments, from March 2025 to September 2028 with an aggregate balloon payment of $4,450 that is payable together with the respective last installment.

35. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $4,942 is repayable in 14 equal quarterly installments of $247.5, from March 2025 to June 2028 with a balloon payment of $1,477 that is payable together with the respective last installment.

36. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $5,510 is repayable in 15 equal quarterly installments of $234, from March 2025 to September 2028 with a balloon payment of $2,000 that is payable together with the respective last installment.

37. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of December 31, 2024, the aggregate outstanding balance of $9,581 is repayable in variable quarterly installments, from March 2025 to February 2029 with an aggregate balloon payment of $5,250 that is payable together with the respective last installment.

38. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $11,196 is repayable in 16 equal quarterly installments of $351, from March 2025 to December 2028 with a balloon payment of $5,580 that is payable together with the respective last installment.

39. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $10,900 is repayable in 15 variable quarterly installments, from March 2025 to September 2028 with a balloon payment of $4,275 that is payable together with the respective last installment.

40. During the year ended December 31, 2024, three NML subsidiaries entered into a loan agreement to finance three sale and leaseback arrangements that they have entered into. On December 20, 2024, one of the three NML subsidiaries prepaid the then outstanding balance of $10,257. As of December 31, 2024, the aggregate outstanding balance of $21,392 is repayable in variable quarterly installments, from March 2025 to August 2028 with an aggregate balloon payment of $16,311 that is payable together with the respective last installment.

41. On May 14, 2024, Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. entered into a loan agreement with a bank for an amount of up to $16,785 in order to refinance the term loan discussed in Note 11.A.20. On May 16, 2024, Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. drew down the amount of $15,780. On September 19, 2024, the Company prepaid the amount of $4,927.5 due to the sale of vessel Titan I (Note 7). On December 10, 2024, following the execution of the loan agreement discussed in Note 11.A.44, the then outstanding balance of $10,111 was fully repaid.

42. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of December 31, 2024, the aggregate outstanding balance of $16,485 is repayable in 16 variable quarterly installments, from March 2025 to December 2028 with an aggregate balloon payment of $7,225 that is payable together with the respective last installment.

43. On December 2, 2024, Adstone Marine Corp., Bilstone Marine Corp., Blondel Marine Corp., Cromford Marine Corp., Dramont Marine Corp., Gassin Marine Corp., Greneta Marine Corp., Kinsley Marine Corp., Maraldi Marine Corp., Merle Marine Corp., Oldstone Marine Corp., Shaekerstone Marine Corp., Terron Marine Corp. and Valrose Marine Corp., entered into a loan agreement with a bank for an amount of up to $150,147 in order to refinance the term loans discussed in Notes 11.A.24, 11.A.26 and 11.A.33. On December 3, 2024, the amount of $147,709 was drawn down. As of December 31, 2024, the outstanding balance of $147,709 is repayable in 20 equal quarterly installments of $3,452.5, from March 2025 to December 2029 with an aggregate balloon payment of $78,659 that is payable together with the last installment.

44. On December 9, 2024, Silkstone Marine Corp., Cogolin Marine Corp. and Bermondi Marine Corp. entered into a loan agreement with a bank for an amount of up to $34,911 in order to refinance the term loan discussed in Note 11.A.41 and to finance the acquisition of the secondhand dry bulk vessel Prosper (Note 7). On December 10, 2024, the amount of $34,611 was drawn down. As of December 31, 2024, the outstanding balance of $34,611 is repayable in 20 equal quarterly installments of $941.8, from March 2025 to December 2029 with an aggregate balloon payment of $15,774 that is payable together with the last installment.

45. On December 12, 2024, Andati Marine Corp., Astier Marine Corp., Barral Marine Corp., Bernis Marine Corp., Fabron Marine Corp., Ferrage Marine Corp., Fontaine Marine Corp., Fruiz Marine Corp., Gatika Marine Corp., Guernica Marine Corp., Sauvan Marine Corp. and Solidate Marine Corp. entered into a loan agreement with a bank for an amount of up to $84,931 in order to refinance the term loans discussed in Notes 11.A.14 , 11.A.16 and 11.A.17. On December 12, 2024, the amount of $84,931 was drawn down in three tranches. As of December 31, 2024, the outstanding balance of Tranche A of $29,727 is repayable in 20 equal quarterly installments of $665, from March 2025 to December 2029 with an aggregate balloon payment of $16,427 that is payable together with the last installment. As of December 31, 2024, the outstanding balance of Tranche B of $19,608 is repayable in 20 equal quarterly installments of $524, from March 2025 to December 2029 with an aggregate balloon payment of $9,128 that is payable together with the last installment. As of December 31, 2024, the outstanding balance of Tranche C of $35,596 is repayable in 20 equal quarterly installments of $820, from March 2025 to December 2029 with an aggregate balloon payment of $19,196 that is payable together with the last installment.

46. On December 20, 2024, Archet Marine Corp., Bagary Marine Corp., Bellet Marine Corp., Courtin Marine Corp., Laudio Marine Corp., Pomar Marine Corp., and Ravestone Marine Corp. entered into a loan agreement with a bank for an amount of up to $72,000 in order to refinance the term loan discussed in Note 11.A.30 and to finance the acquisition of the secondhand dry bulk vessel Magnes (Note 7). On December 20, 2024, the amount of $72,000 was drawn down in two tranches. As of December 31, 2024, the outstanding balance of Tranche A of $51,523 is repayable in 20 equal quarterly installments of $1,066.2 from March 2025 to December 2029 and a balloon payment of $30,199 that is payable together with the last installment. As of December 31, 2024, the outstanding balance of Tranche B of $20,477 is repayable in 24 equal quarterly installments of $375 from March 2025 to December 2030 and a balloon payment of $11,477 that is payable together with the last installment.

47. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $5,910 is repayable in 18 equal quarterly installments of $220, from January 2025 to April 2029 with a balloon payment of $1,950 that is payable together with the last installment.

48. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $5,302 is repayable in 16 equal quarterly installments of $241, from March 2025 to December 2028 with a balloon payment of $1,446 that is payable together with the last installment.

49. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $4,385 is repayable in 16 equal quarterly installments of $210, from February 2025 to November 2028 with a balloon payment of $1,025 that is payable together with the last installment.

50. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2024, the outstanding balance of $5,130 is repayable in 20 equal quarterly installments of $128.3, from February 2025 to August 2029 with a balloon payment of $2,565 that is payable together with the last installment.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”) (applicable to all loans discussed above except the loans discussed in Notes 11.A.21, 11.A.25, 11.A.29, 11.A.34, 11.A.35, 11.A.36, 11.A.37, 11.A.42, 11.A.47, 11.A.48, 11.A.49, 11.A.50), and the loan discussed in Note 11.A.10 which bears a fixed rate) or Daily Non-Cumulative Compounded SOFR (applicable to the loans discussed in Notes 11.A.21, 11.A.25, 11.A.29, 11.A.34, 11.A.35, 11.A.36, 11.A.37, 11.A.42, 11.A.47, 11.A.48, 11.A.49, 11.A.50, plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 110% to 125%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships. The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The total financial liability under these financing agreements is repayable in 121 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. As of December 31, 2024 and following the delivery of the five newbuilds, the aggregate outstanding amount of their financing arrangements is repayable in variable installments from January 2025 to May 2031 including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the year ended December 31, 2024, the interest expense incurred amounted to $16,095, in aggregate, ($16,957 for the year ended December 31, 2023 and $17,821 for the year ended December 31, 2022) and is included in Interest and finance costs in the accompanying 2024 consolidated statement of income.

2. On November 12, 2018, the Company entered into a Share Purchase Agreement with York (the “York SPA”). Since that date, the financing arrangements that the five ship-owning companies had previously entered into for their vessels are included in the consolidation. On November 12, 2018, the Company also undertook the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next 18 months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606 and ASC 840 the assumed financial liability is accounted for as a financing arrangement. The amount payable to York has been accounted for under ASC 480-Distinguishing liabilities from equity and has been measured under ASC 835-30- Imputation of interest in accordance with the interest method. On May 12, 2020, the outstanding amount of the Company’s obligation to York was fully repaid. On June 17, 2022, following the agreement of the loan discussed in Note 11.A.21, the Company prepaid the then outstanding amount of $77,435 under the York SPA in order to acquire the vessel Triton. As at December 31, 2024, the aggregate outstanding amount of the four financing arrangements is repayable in variable installments from February 2025 to October 2028 and a balloon payment for each of the four financing arrangements of $33,022, payable together with the last installment. The financing arrangements bear fixed interest and for the year ended December 31, 2024, the interest expense incurred amounted to $11,351 ($12,511 for the year ended December 31, 2023 and $15,329 for the year ended December 31, 2022), in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of income.

As of December 31, 2024, the aggregate outstanding balance of the financing arrangements under (1) and (2) above was $584,632.

C. Unsecured Bond Loan (“Bond Loan”)

In May 2021, the Company, through its wholly-owned subsidiary, Costamare Participations Plc (the “Issuer”), issued €100 million of unsecured bonds to investors (the “Bond Loan”) and listed the bonds on the Athens Exchange. The Bond Loan originally matured in May 2026 and carried a coupon of 2.70%, payable semiannually. The bond offering was completed on May 25, 2021. The trading of the Bonds on the Athens Exchange commenced on May 26, 2021. The net proceeds of the offering were used for the repayment of indebtedness, vessel acquisitions and working capital purposes.

On October 11, 2024, Costamare Participations Plc announced the early redemption of the Bond Loan in full and on November 25, 2024, the Bond Loan, along with the coupon payment and a premium of 0.5% on the nominal amount was fully prepaid.

During the year ended December 31, 2024, the interest expense incurred amounted to $2,688 ($2,962 for the year ended December 31, 2023 and $2,866 for the year ended December 31, 2022) and is included in Interest and finance costs in the accompanying consolidated statements of income.

The annual repayments under the Term Loans and Other Financing Arrangements after December 31, 2024:

Year ending December 31,	Amount
2025	$322,261
2026	312,603
2027	324,666
2028	375,870
2029	408,009
2030 and thereafter	305,078
Total	$2,048,487

The interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as at December 31, 2022, 2023 and 2024, was in the range 2.99% - 7.47%, 2.64% - 9.00% and 2.99% - 6.63%, respectively. The weighted average interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as at December 31, 2022, 2023 and 2024, was 4.9%, 5.1% and 4.9%, respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps and caps (discussed in Notes 20 and 22) for the years ended December 31, 2022, 2023 and 2024, amounted to $104,613, $128,297 and $114,872, respectively, which are included in Interest and finance costs in the accompanying consolidated statements of income.

D. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 12) are as follows:

Balance, January 1, 2023	$22,913
Additions	4,075
Amortization and write-off	(8,125)
Balance, December 31, 2023	$18,863
Additions	3,381
Amortization and write-off	(7,826)
Balance, December 31, 2024	$14,418
Less: Current portion of financing costs	(4,395)
Financing costs, non-current portion	$10,023

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of income (Note 20).